Debt (Tables)	12 Months Ended
Dec. 31, 2025
Financial Instruments [Abstract]
Schedule of Debt

Debt

	$ million
	Dec 31, 2025			Dec 31, 2024
	Debt (excluding lease liabilities)	Lease liabilities [A]	Total	Debt (excluding lease liabilities)	Lease liabilities [A]	Total
Current debt:	4,517	4,611	9,128	6,920	4,710	11,630
Short-term debt	506		506	642		642
Long-term debt due within 1 year	4,011	4,611	8,622	6,278	4,710	10,988
Non-current debt	42,193	24,322	66,515	41,456	23,992	65,448
Total	46,710	28,933	75,643	48,376	28,702	77,078
[A]Further analysis of lease liabilities is provided in Note 22.

Schedule of Net Debt

Net debt

					$ million
	(Asset)/liability
	Current debt	Non-current debt	Derivative financial instruments	Cash and cash equivalents (see Note 18)	Net debt
At January 1, 2025	11,630	65,448	841	(39,110)	38,809
Cash flow	(11,799)	2,651	1,256	9,760	1,868
Lease additions [A]	840	3,133			3,973
Other movements	8,067	(6,783)	(50)	—	1,234
Currency translation differences and foreign exchange (gains)/losses	390	2,066	(1,787)	(866)	(197)
At December 31, 2025	9,128	66,515	260	(30,216)	45,687
At January 1, 2024	9,931	71,610	775	(38,774)	43,542
Cash flow	(9,653)	35	(594)	(1,097)	(11,309)
Lease additions [A]	763	5,083			5,846
Other movements	10,909	(10,040)	(319)	—	550
Currency translation differences and foreign exchange losses/(gains)	(320)	(1,240)	979	761	180
At December 31, 2024	11,630	65,448	841	(39,110)	38,809
[A]Further analysis of lease liabilities is provided in Note 22.

Schedule of Borrowing Facilities and Amounts Undrawn

	$ million
	Facility		Amount undrawn
	Dec 31, 2025	Dec 31, 2024	Dec 31, 2025	Dec 31, 2024
CP programmes	20,000	20,000	20,000	20,000
EMTN programme	unlimited	N/A	N/A	N/A
US shelf registration	unlimited	unlimited	N/A	N/A
Committed credit facilities	8,000	8,000	8,000	8,000

Schedule of Difference in Contractual Cash Flows for Debt Excluding Lease Liabilities with the Carrying Amount

	$ million
	Contractual payments
	Less than 1 year	Between 1 and 2 years	Between 2 and 3 years	Between 3 and 4 years	Between 4 and 5 years	5 years and later	Total	Difference from carrying amount	Carrying amount
Bonds	3,922	2,638	5,678	2,438	3,771	26,635	45,082	(336)	44,746
EMTN	1,172	2,638	4,178	938	671	6,485	16,082	(220)	15,862
US shelf	2,750	—	1,500	1,500	3,100	20,150	29,000	(116)	28,884
Bank and other borrowings	596	167	530	230	263	178	1,964	—	1,964
Total (excluding interest)	4,518	2,805	6,208	2,668	4,034	26,813	47,046	(336)	46,710
Interest	1,412	1,341	1,324	1,186	1,103	11,589	17,955

2024

	$ million
	Contractual payments
	Less than 1 year	Between 1 and 2 years	Between 2 and 3 years	Between 3 and 4 years	Between 4 and 5 years	5 years and later	Total	Difference from carrying amount	Carrying amount
Bonds	6,036	3,792	2,344	5,207	2,333	27,369	47,081	(395)	46,686
EMTN	3,286	1,042	2,344	3,707	833	6,469	17,681	(260)	17,421
US shelf	2,750	2,750	—	1,500	1,500	20,900	29,400	(135)	29,265
Bank and other borrowings	885	169	69	289	32	246	1,690	—	1,690
Total (excluding interest)	6,921	3,961	2,413	5,496	2,365	27,615	48,771	(395)	48,376
Interest	1,437	1,265	1,184	1,162	1,055	12,214	18,317